SCHEDULE OF OPERATING SEGMENTS (Details) (Parenthetical)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Smart carts [member]
IfrsStatementLineItems [Line Items]
Percentage of revenue	7.00%	51.50%	39.40%